UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Zimmer Lucas Capital, LLC

Address:    7 West 54th Street
            New York, New York 10019

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stuart J. Zimmer
Title:      Managing Member
Phone:      212-440-0740

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer            New York, New York          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $228,600
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    28-10735                ZLP Master Utility Fund, Ltd.

2.    28-10775                ZLP Master Opportunity Fund, Ltd.

3.    28-11923                ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                      Zimmer Lucas Capital, LLC
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION     MNGRS  SOLE     SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------     -----  ----     ------ ----
AMERICAN ELEC PWR INC         COM              025537101   9,337.25    212,500 SH         SHARED-DEFINED 1,2      212,500
AMERICAN ELEC PWR INC         COM              025537101   4,394.00    100,000     PUT    SHARED-DEFINED 1,2      100,000
BUCKEYE PARTNERS L P          UNIT LTD PARTN   118230101     479.70     10,000 SH         SHARED-DEFINED           10,000
CHENIERE ENERGY INC           COM NEW          16411R208     751.65     48,400 SH         SHARED-DEFINED 1,2,3     48,400
CHENIERE ENERGY PARTNERS LP   COM UNIT         16411Q101   1,715.25     75,000 SH         SHARED-DEFINED 3         75,000
CLECO CORP NEW                COM              12561W105   5,667.30    135,000 SH         SHARED-DEFINED 1,2      135,000
CMS ENERGY CORP               COM              125896100  10,597.50    450,000 SH         SHARED-DEFINED 1,2      450,000
COPANO ENERGY L L C           COM UNITS        217202100   2,314.80     70,188 SH         SHARED-DEFINED 3         70,188
DOMINION RES INC VA NEW       COM              25746U109   1,323.50     25,000     CALL   SHARED-DEFINED 1         25,000
DTE ENERGY CO                 COM              233331107  15,734.25    262,500 SH         SHARED-DEFINED 1,2      262,500
DUKE ENERGY CORP NEW          COM NEW          26441C204  15,387.63    237,500 SH         SHARED-DEFINED 1,2      237,500
EL PASO PIPELINE PARTNERS L   COM UNIT LPI     283702108   3,442.85     92,500 SH         SHARED-DEFINED 3         92,500
ENBRIDGE ENERGY PARTNERS L P  COM              29250R106   1,092.22     37,100 SH         SHARED-DEFINED 3         37,100
ENTERPRISE PRODS PARTNERS L   COM              293792107   2,042.16     38,100 SH         SHARED-DEFINED 3         38,100
EQT MIDSTREAM PARTNERS LP     UNIT LTD PARTN   26885B100   3,538.71    122,872 SH         SHARED-DEFINED 3        122,872
PROSHARES TR II               ULTRASHRT EURO   74347W882     603.60     30,000 SH         SHARED-DEFINED           30,000
IDACORP INC                   COM              451107106   3,279.87     75,800 SH         SHARED-DEFINED 1,2       75,800
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704  36,530.00  1,000,000     PUT    SHARED-DEFINED 1,2    1,000,000
ITC HLDGS CORP                COM              465685105   7,558.00    100,000 SH         SHARED-DEFINED 1,2      100,000
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN   570759100     636.71     11,700 SH         SHARED-DEFINED 3         11,700
NEXTERA ENERGY INC            COM              65339F101   6,153.88     87,500 SH         SHARED-DEFINED 1,2       87,500
NISOURCE INC                  COM              65473P105   9,427.60    370,000 SH         SHARED-DEFINED 1,2      370,000
NORTHEAST UTILS               COM              664397106  25,805.25    675,000 SH         SHARED-DEFINED 1,2      675,000
NUSTAR ENERGY LP              UNIT COM         67058H102   1,729.92     34,000 SH         SHARED-DEFINED 3         34,000
ONEOK INC NEW                 COM              682680103  13,183.80    272,900 SH         SHARED-DEFINED 1,2,3    272,900
PG&E CORP                     COM              69331C108   3,200.25     75,000 SH         SHARED-DEFINED 1,2       75,000
QUESTAR CORP                  COM              748356102   4,066.00    200,000 SH         SHARED-DEFINED 1,2      200,000
SEMPRA ENERGY                 COM              816851109     451.43      7,000 SH         SHARED-DEFINED 1,2        7,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103   5,326.89     37,000     PUT    SHARED-DEFINED 1,2       37,000
SPECTRA ENERGY CORP           COM              847560109   8,808.00    300,000 SH         SHARED-DEFINED 1,2,3    300,000
SUNOCO INC                    COM              86764P109  10,419.68    222,500 SH         SHARED-DEFINED 1,2,3    222,500
SUNOCO LOGISTICS PRTNRS L P   COM UNITS        86764L108   1,828.68     39,200 SH         SHARED-DEFINED 3         39,200
WISCONSIN ENERGY CORP         COM              976657106  11,771.88    312,500 SH         SHARED-DEFINED 1,2      312,500

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